Voya Index Solution 2040 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 2.9%
395,619	Xtrackers USD High Yield Corporate Bond ETF	$ 19,776,994	2 .9

	Total Exchange-Traded Funds
	(Cost $18,257,179)	19,776,994	2 .9

MUTUAL FUNDS: 96.9%
	Affiliated Investment Companies: 96.9%
4,961,958	Voya Emerging Markets Index Portfolio - Class P2	71,700,294	10 .5
11,661,825	Voya International Index Portfolio - Class P2	135,277,168	19 .7
1,899,364	Voya Russell Mid Cap Index Portfolio - Class P2	27,540,775	4 .0
2,316,268	Voya Russell Small Cap Index Portfolio - Class P2	41,090,595	6 .0
5,717,501	Voya U.S. Bond Index Portfolio - Class P2	62,092,062	9 .1
16,122,456	Voya U.S. Stock Index Portfolio - Class P2	325,673,612	47 .6

	Total Mutual Funds
	(Cost $557,275,908)	663,374,506	96 .9

	Total Investments in Securities (Cost $575,533,087)	$ 683,151,500	99 .8
	Assets in Excess of Other Liabilities	1,507,726	0 .2
	Net Assets	$ 684,659,226	100 .0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$19,776,994	$–	$–	$19,776,994
Mutual Funds	663,374,506	–	–	663,374,506
Total Investments, at fair value	$683,151,500	$–	$–	$683,151,500
Other Financial Instruments+
Futures	481,821	–	–	481,821
Total Assets	$683,633,321	$–	$–	$683,633,321

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Voya Index Solution 2040 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2021 where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2020	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 03/31/2021	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class P2	$60,972,646	$9,728,857	$(614,446)	$1,613,237	$71,700,294	$-	$94,719	$-
Voya International Index Portfolio - Class P2	125,873,091	7,013,665	(1,904,409)	4,294,821	135,277,168	-	117,707	-
Voya Russell Mid Cap Index Portfolio - Class P2	25,327,314	1,230,815	(1,128,648)	2,111,294	27,540,775	-	(70,766)	-
Voya Russell Small Cap Index Portfolio - Class P2	26,571,124	15,225,226	(3,120,292)	2,414,537	41,090,595	-	1,170,778	-
Voya U.S. Bond Index Portfolio - Class P2	56,839,731	8,450,866	(689,239)	(2,509,296)	62,092,062	425,799	43,892	-
Voya U.S. Stock Index Portfolio - Class P2	314,484,448	15,832,196	(19,252,735)	14,609,703	325,673,612	-	3,894,241	-
	$610,068,354	$57,481,625	$(26,709,769)	$22,534,296	$663,374,506	$425,799	$5,250,571	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2021, the following futures contracts were outstanding for Voya Index Solution 2040 Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	60	06/18/21	$11,902,200	$191,033
			$11,902,200	$191,033
Short Contracts:
U.S. Treasury 10-Year Note	(87)	06/21/21	(11,391,562)	290,788
			$(11,391,562)	$290,788

At March 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $579,398,441.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$105,572,064
Gross Unrealized Depreciation	(1,337,184)
Net Unrealized Appreciation	$104,234,880